Schedule of provision for reinstatement costs (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 HKD ($)
Provision For Reinstatement Costs
Provision for reinstatement costs, at beginning of year	$ 680,945	$ 5,300,000	$ 5,370,000
Provision in this year	349,466	2,720,000	1,480,000
Utilised for the year			(200,000)
Write-off upon the expiration of leases	(349,466)
Transfer to liabilities classified as held for sale		(2,720,000)	(1,350,000)
Provision for reinstatement costs, at end of year	680,945	$ 5,300,000	5,300,000
Less: portion classified as current liabilities	(214,562)		(2,520,000)	$ (1,670,000)
Provision for reinstatement costs	$ 466,383		$ 2,780,000	$ 3,630,000